Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant Inc. Information about the Company's current and deferred tax expense (benefit) follows:

	Year Ended December 31,
	2012	2011	2010
Current expense:
Federal and state	$22,405	$29,374	$27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$40,260	$23,710	$34,604

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)	(2.3)	(5.8)
Change in liability for prior years' taxes	(2.2)	0.1	(4.8)
Change in valuation allowance	0.0	(10.4)	0.2
Goodwill impairment*	0.0	0.0	43.7
Permanent nondeductible expenses	0.3	0.6	0.8
Tax exempt interest	(0.2)	(0.2)	(0.3)
Other	0.3	0.7	(1.7)
Effective income tax rate	31.5%	23.5%	67.1%

*  See Note 13 for more information on goodwill impairment.

The 2012 decrease in the deduction for dividends received was due mainly to the increase in pre-tax income. The 2011 decrease in the deduction for dividends received is due mainly to the increase in pre-tax income, and partially due to a decrease in the Company's eligible dividends. The valuation allowance was eliminated in 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2012, 2011, and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(2,187)	$(2,169)	$(5,044)
Additions based on tax positions related to the current year	0	0	(1)
Reductions based on tax positions related to the current year	42	831	319
Additions for tax positions of prior years	(1,585)	(937)	0
Reductions for tax positions of prior years	2,043	88	2,528
Lapses	0	0	0
Settlements	911	0	29
Balance at end of year	$(776)	$(2,187)	$(2,169)

The total unrecognized tax benefit, $240, $2,967 and $2,900, for 2012, 2011 and 2010, respectively, which includes interest, would impact the Company's consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company's tax payable on its consolidated balance sheets.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2012 and 2010, the Company recognized $564 and $130 of interest income, respectively, related to income tax matters. During the year ended December 31, 2011, the Company recognized $103 of interest expense related to income tax matters. The Company had $2,286 and $1,179 of interest accrued at December 31, 2012 and 2011, respectively. No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The next federal audit cycle will include tax years 2009-2011 and should begin in 2013. Substantially all state and non-U.S. income tax matters have been concluded for years through 2006.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets
Deferred gain on disposal of businesses	$25,822	$30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
	December 31,
	2012	2011
Deferred Tax Liabilities
Net unrealized appreciation on securities	$174,640	$118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	$(70,020)	$2,936

The Company's total valuation allowance against deferred tax assets was eliminated in 2011. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $114,254 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2012, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.